RELATED PARTY TRANSACTIONS - Maximum, minimum and average remuneration for managers and employees (Details) - director	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum
Disclosure of transactions between related parties [line items]
Management remuneration	84	72
Employees payment	77	93
Minimum
Disclosure of transactions between related parties [line items]
Management remuneration	25	25
Employees payment	2	2
Average
Disclosure of transactions between related parties [line items]
Management remuneration	40	38
Employees payment	13	12